Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes MDT Series
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000035049
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$9,452	$10,000	$10,000	$10,000
7/31/2017	$10,933	$11,614	$11,805	$11,744
7/31/2018	$13,926	$13,517	$14,502	$14,124
7/31/2019	$15,497	$14,470	$16,071	$15,414
7/31/2020	$19,668	$16,052	$20,867	$18,950
7/31/2021	$26,551	$22,268	$28,520	$25,685
7/31/2022	$24,180	$20,631	$25,118	$20,990
7/31/2023	$28,668	$23,240	$29,466	$23,986
7/31/2024	$37,053	$28,138	$37,403	$29,589
7/31/2025	$46,376	$32,551	$46,285	$35,810
7/31/2026	$51,112	$38,932	$50,001	$39,762

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	4.16%	12.71%	17.72%
Class A Shares without sales load	10.21%	14.00%	18.39%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,610,967,633
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 27,685,859
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,610,967,633 Number of Investments98 Portfolio Turnover100% Total Advisory Fees Paid$27,685,859
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035050
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,482	$11,614	$11,805	$11,744
7/31/2018	$14,516	$13,517	$14,502	$14,124
7/31/2019	$16,035	$14,470	$16,071	$15,414
7/31/2020	$20,202	$16,052	$20,867	$18,950
7/31/2021	$27,072	$22,268	$28,520	$25,685
7/31/2022	$24,473	$20,631	$25,118	$20,990
7/31/2023	$28,802	$23,240	$29,466	$23,986
7/31/2024	$36,946	$28,138	$37,403	$29,589
7/31/2025	$46,243	$32,551	$46,285	$35,810
7/31/2026	$50,964	$38,932	$50,001	$39,762

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	8.39%	13.15%	17.69%
Class C Shares without sales load	9.39%	13.15%	17.69%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,610,967,633
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 27,685,859
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,610,967,633 Number of Investments98 Portfolio Turnover100% Total Advisory Fees Paid$27,685,859
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035051
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,598	$11,614	$11,805	$11,744
7/31/2018	$14,805	$13,517	$14,502	$14,124
7/31/2019	$16,520	$14,470	$16,071	$15,414
7/31/2020	$21,017	$16,052	$20,867	$18,950
7/31/2021	$28,434	$22,268	$28,520	$25,685
7/31/2022	$25,964	$20,631	$25,118	$20,990
7/31/2023	$30,865	$23,240	$29,466	$23,986
7/31/2024	$39,982	$28,138	$37,403	$29,589
7/31/2025	$50,180	$32,551	$46,285	$35,810
7/31/2026	$55,444	$38,932	$50,001	$39,762

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	10.49%	14.29%	18.68%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,610,967,633
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 27,685,859
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,610,967,633 Number of Investments98 Portfolio Turnover100% Total Advisory Fees Paid$27,685,859
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000250224
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QRLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Discretionary and Industrials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Lam Research Corporation, as well as an underweight position in Microsoft Corporation.

Top Detractors from Performance

  Poor stock selection among companies with improving earnings-to-price ratios and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples and Communication Services detracted from performance.

  Top individual Fund holdings that detracted from performance included an overweight position in Adobe Inc., as well as underweight positions in Apple Inc., and Eli Lilly and Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,598	$11,614	$11,805	$11,744
7/31/2018	$14,805	$13,517	$14,502	$14,124
7/31/2019	$16,520	$14,470	$16,071	$15,414
7/31/2020	$21,017	$16,052	$20,867	$18,950
7/31/2021	$28,434	$22,268	$28,520	$25,685
7/31/2022	$25,964	$20,631	$25,118	$20,990
7/31/2023	$30,865	$23,240	$29,466	$23,986
7/31/2024	$39,982	$28,138	$37,403	$29,589
7/31/2025	$50,168	$32,551	$46,285	$35,810
7/31/2026	$55,458	$38,932	$50,001	$39,762

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	10.54%	14.29%	18.69%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 1000® Growth Index	8.03%	11.89%	17.46%
Morningstar Large Growth Funds Category Average	11.14%	9.09%	14.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,610,967,633
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 27,685,859
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,610,967,633 Number of Investments98 Portfolio Turnover100% Total Advisory Fees Paid$27,685,859
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
EnergyFootnote Reference*	0.0%
Real Estate	0.1%
Consumer Staples	1.0%
Materials	1.2%
Financials	3.8%
Health Care	5.6%
Consumer Discretionary	9.0%
Industrials	9.1%
Communication Services	14.6%
Information Technology	53.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035043
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$9,449	$10,000	$10,000
7/31/2017	$10,919	$11,614	$11,497
7/31/2018	$13,188	$13,517	$13,181
7/31/2019	$14,212	$14,470	$13,963
7/31/2020	$15,591	$16,052	$14,999
7/31/2021	$21,578	$22,268	$20,355
7/31/2022	$20,510	$20,631	$19,021
7/31/2023	$23,453	$23,240	$21,184
7/31/2024	$29,631	$28,138	$25,304
7/31/2025	$36,668	$32,551	$28,721
7/31/2026	$42,730	$38,932	$33,808

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	10.11%	13.35%	15.63%
Class A Shares without sales load	16.53%	14.64%	16.29%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,914,676,337
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 19,378,957
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,914,676,337 Number of Investments173 Portfolio Turnover71% Total Advisory Fees Paid$19,378,957
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Material Fund Change [Text Block]
C000035044
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$195	1.81%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$11,472	$11,614	$11,497
7/31/2018	$13,755	$13,517	$13,181
7/31/2019	$14,712	$14,470	$13,963
7/31/2020	$16,015	$16,052	$14,999
7/31/2021	$22,000	$22,268	$20,355
7/31/2022	$20,754	$20,631	$19,021
7/31/2023	$23,555	$23,240	$21,184
7/31/2024	$29,533	$28,138	$25,304
7/31/2025	$36,547	$32,551	$28,721
7/31/2026	$42,589	$38,932	$33,808

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	14.63%	13.77%	15.59%
Class C Shares without sales load	15.63%	13.77%	15.59%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,914,676,337
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 19,378,957
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,914,676,337 Number of Investments173 Portfolio Turnover71% Total Advisory Fees Paid$19,378,957
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Material Fund Change [Text Block]
C000035045
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$11,590	$11,614	$11,497
7/31/2018	$14,041	$13,517	$13,181
7/31/2019	$15,176	$14,470	$13,963
7/31/2020	$16,695	$16,052	$14,999
7/31/2021	$23,177	$22,268	$20,355
7/31/2022	$22,095	$20,631	$19,021
7/31/2023	$25,341	$23,240	$21,184
7/31/2024	$32,114	$28,138	$25,304
7/31/2025	$39,867	$32,551	$28,721
7/31/2026	$46,594	$38,932	$33,808

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	16.87%	14.99%	16.64%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,914,676,337
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 19,378,957
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,914,676,337 Number of Investments173 Portfolio Turnover71% Total Advisory Fees Paid$19,378,957
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Material Fund Change [Text Block]
C000043497
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QKACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and favorable stock selection among companies with flat or worsening earnings-to-price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Financials, Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Teradyne, Inc. and Viking Holdings Ltd., as well as an underweight position in Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with flat or improving earnings-to-price ratios and neutral to high analyst conviction.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Intel Corporation and Advanced Micro Devices, Inc., as well as an overweight position in Adobe Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Russell 3000® Index	Morningstar Large Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$11,580	$11,614	$11,497
7/31/2018	$14,031	$13,517	$13,181
7/31/2019	$15,166	$14,470	$13,963
7/31/2020	$16,682	$16,052	$14,999
7/31/2021	$23,161	$22,268	$20,355
7/31/2022	$22,082	$20,631	$19,021
7/31/2023	$25,333	$23,240	$21,184
7/31/2024	$32,102	$28,138	$25,304
7/31/2025	$39,854	$32,551	$28,721
7/31/2026	$46,585	$38,932	$33,808

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	16.89%	15.00%	16.63%
Russell 3000® Index	19.60%	11.82%	14.56%
Morningstar Large Blend Funds Category Average	17.47%	10.64%	12.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,914,676,337
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 19,378,957
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,914,676,337 Number of Investments173 Portfolio Turnover71% Total Advisory Fees Paid$19,378,957
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.1%
Materials	2.2%
Energy	2.5%
Consumer Staples	3.5%
Communication Services	8.9%
Industrials	10.3%
Health Care	10.4%
Consumer Discretionary	10.4%
Financials	13.7%
Information Technology	32.3%

Material Fund Change [Text Block]
C000035055
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class A Shares
Trading Symbol	QABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$9,549	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,419	$11,604	$9,949	$10,919	$10,944
7/31/2018	$11,660	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,276	$14,566	$10,666	$12,938	$12,194
7/31/2020	$13,391	$16,308	$11,746	$14,470	$12,858
7/31/2021	$16,512	$22,251	$11,664	$17,439	$15,839
7/31/2022	$15,348	$21,219	$10,600	$16,366	$14,612
7/31/2023	$16,311	$23,980	$10,243	$17,417	$15,426
7/31/2024	$18,979	$29,292	$10,766	$20,057	$17,341
7/31/2025	$21,506	$34,076	$11,130	$22,295	$18,928
7/31/2026	$23,993	$40,742	$11,431	$25,131	$21,359

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.56%	6.77%	9.15%
Class A Shares without sales load	11.57%	7.76%	9.65%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 330,186,640
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 2,326,872
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$330,186,640 Number of Investments536 Portfolio Turnover63% Total Advisory Fees Paid$2,326,872
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Material Fund Change [Text Block]
C000035056
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class C Shares
Trading Symbol	QCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$217	2.06%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,823	$11,604	$9,949	$10,919	$10,944
7/31/2018	$12,023	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,570	$14,566	$10,666	$12,938	$12,194
7/31/2020	$13,606	$16,308	$11,746	$14,470	$12,858
7/31/2021	$16,651	$22,251	$11,664	$17,439	$15,839
7/31/2022	$15,358	$21,219	$10,600	$16,366	$14,612
7/31/2023	$16,195	$23,980	$10,243	$17,417	$15,426
7/31/2024	$18,698	$29,292	$10,766	$20,057	$17,341
7/31/2025	$21,188	$34,076	$11,130	$22,295	$18,928
7/31/2026	$23,639	$40,742	$11,431	$25,131	$21,359

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	9.69%	6.93%	8.98%
Class C Shares without sales load	10.69%	6.93%	8.98%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 330,186,640
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 2,326,872
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$330,186,640 Number of Investments536 Portfolio Turnover63% Total Advisory Fees Paid$2,326,872
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Material Fund Change [Text Block]
C000035057
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Institutional Shares
Trading Symbol	QIBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,936	$11,604	$9,949	$10,919	$10,944
7/31/2018	$12,265	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,953	$14,566	$10,666	$12,938	$12,194
7/31/2020	$14,162	$16,308	$11,746	$14,470	$12,858
7/31/2021	$17,503	$22,251	$11,664	$17,439	$15,839
7/31/2022	$16,309	$21,219	$10,600	$16,366	$14,612
7/31/2023	$17,380	$23,980	$10,243	$17,417	$15,426
7/31/2024	$20,269	$29,292	$10,766	$20,057	$17,341
7/31/2025	$23,026	$34,076	$11,130	$22,295	$18,928
7/31/2026	$25,742	$40,742	$11,431	$25,131	$21,359

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	11.79%	8.02%	9.92%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 330,186,640
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 2,326,872
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$330,186,640 Number of Investments536 Portfolio Turnover63% Total Advisory Fees Paid$2,326,872
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Material Fund Change [Text Block]
C000043498
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	QKBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  Security selection in Real Estate Investment Trusts aided performance as these investments outperformed their benchmark.

  By sector, domestic equity security selection in Financials, Healthcare and Consumer Discretionary aided performance.

Top Detractors from Performance

  Domestic equity security selection negatively affected Fund relative performance.

  By sector, domestic equity security selection in Information Technology, Consumer Staples and Industrials detracted from performance.

  The allocation to cash detracted from Fund relative performance as it underperformed the domestic equity and fixed income markets during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2017	$10,932	$11,604	$9,949	$10,919	$10,944
7/31/2018	$12,270	$13,489	$9,869	$11,927	$11,696
7/31/2019	$12,946	$14,566	$10,666	$12,938	$12,194
7/31/2020	$14,153	$16,308	$11,746	$14,470	$12,858
7/31/2021	$17,507	$22,251	$11,664	$17,439	$15,839
7/31/2022	$16,314	$21,219	$10,600	$16,366	$14,612
7/31/2023	$17,389	$23,980	$10,243	$17,417	$15,426
7/31/2024	$20,285	$29,292	$10,766	$20,057	$17,341
7/31/2025	$23,065	$34,076	$11,130	$22,295	$18,928
7/31/2026	$25,802	$40,742	$11,431	$25,131	$21,359

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	11.87%	8.07%	9.94%
S&P 500 Index	19.56%	12.86%	15.08%
Bloomberg US Aggregate Bond Index	2.71%	(0.40)%	1.35%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	12.72%	7.58%	9.65%
Morningstar Moderate Allocation Funds Category Average	12.86%	6.15%	7.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 330,186,640
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 2,326,872
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$330,186,640 Number of Investments536 Portfolio Turnover63% Total Advisory Fees Paid$2,326,872
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	1.4%
Collaterized Mortgage Obligations	1.6%
Cash Equivalents	1.8%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	3.1%
U.S. Treasury Securities	5.1%
International Equity Securities (including International Exchange-Traded Funds)	6.0%
Mortgage Core Fund	7.0%
Corporate Bonds	9.2%
Domestic Equity Securities	60.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Utilities	1.9%
Materials	2.0%
Energy	2.3%
Consumer Staples	4.1%
Real Estate	5.8%
Communication Services	9.0%
Industrials	10.1%
Consumer Discretionary	10.2%
Health Care	10.2%
Financials	13.3%
Information Technology	31.1%

Material Fund Change [Text Block]
C000035058
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$9,449	$10,000	$10,000	$10,000
7/31/2017	$11,808	$11,614	$11,845	$11,602
7/31/2018	$13,992	$13,517	$14,064	$13,424
7/31/2019	$12,916	$14,470	$13,443	$12,754
7/31/2020	$11,791	$16,052	$12,826	$11,625
7/31/2021	$18,203	$22,268	$19,491	$17,686
7/31/2022	$16,467	$20,631	$16,705	$16,215
7/31/2023	$17,492	$23,240	$18,027	$17,464
7/31/2024	$20,771	$28,138	$20,596	$20,000
7/31/2025	$21,321	$32,551	$20,481	$19,771
7/31/2026	$28,439	$38,932	$27,483	$25,357

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	26.06%	8.10%	11.02%
Class A Shares without sales load	33.38%	9.33%	11.65%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,249,807,252
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 12,767,072
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,249,807,252 Number of Investments301 Portfolio Turnover76% Total Advisory Fees Paid$12,767,072
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Material Fund Change [Text Block]
C000035059
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$228	1.96%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,398	$11,614	$11,845	$11,602
7/31/2018	$14,580	$13,517	$14,064	$13,424
7/31/2019	$13,363	$14,470	$13,443	$12,754
7/31/2020	$12,114	$16,052	$12,826	$11,625
7/31/2021	$18,553	$22,268	$19,491	$17,686
7/31/2022	$16,642	$20,631	$16,705	$16,215
7/31/2023	$17,533	$23,240	$18,027	$17,464
7/31/2024	$20,643	$28,138	$20,596	$20,000
7/31/2025	$21,189	$32,551	$20,481	$19,771
7/31/2026	$28,262	$38,932	$27,483	$25,357

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	31.26%	8.43%	10.95%
Class C Shares without sales load	32.26%	8.43%	10.95%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,249,807,252
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 12,767,072
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,249,807,252 Number of Investments301 Portfolio Turnover76% Total Advisory Fees Paid$12,767,072
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Material Fund Change [Text Block]
C000035060
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,524	$11,614	$11,845	$11,602
7/31/2018	$14,876	$13,517	$14,064	$13,424
7/31/2019	$13,768	$14,470	$13,443	$12,754
7/31/2020	$12,604	$16,052	$12,826	$11,625
7/31/2021	$19,502	$22,268	$19,491	$17,686
7/31/2022	$17,686	$20,631	$16,705	$16,215
7/31/2023	$18,830	$23,240	$18,027	$17,464
7/31/2024	$22,424	$28,138	$20,596	$20,000
7/31/2025	$23,076	$32,551	$20,481	$19,771
7/31/2026	$30,849	$38,932	$27,483	$25,357

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	33.68%	9.60%	11.92%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,249,807,252
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 12,767,072
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,249,807,252 Number of Investments301 Portfolio Turnover76% Total Advisory Fees Paid$12,767,072
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Material Fund Change [Text Block]
C000170839
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Communication Services aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Powell Industries, Inc., MaxLinear, Inc. and SSR Mining, Inc.

Top Detractors from Performance

  Weak stock selection among companies with significant external financing required detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Consumer Staples and Consumer Discretionary detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in MGP Ingredients, Inc., Sprouts Farmers Market, Inc. and Pagaya Technologies Ltd. Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,524	$11,614	$11,845	$11,602
7/31/2018	$14,876	$13,517	$14,064	$13,424
7/31/2019	$13,769	$14,470	$13,443	$12,754
7/31/2020	$12,606	$16,052	$12,826	$11,625
7/31/2021	$19,513	$22,268	$19,491	$17,686
7/31/2022	$17,698	$20,631	$16,705	$16,215
7/31/2023	$18,844	$23,240	$18,027	$17,464
7/31/2024	$22,441	$28,138	$20,596	$20,000
7/31/2025	$23,096	$32,551	$20,481	$19,771
7/31/2026	$30,887	$38,932	$27,483	$25,357

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	33.73%	9.62%	11.94%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Index	34.18%	7.11%	10.64%
Morningstar Small Blend Funds Category Average	28.33%	7.42%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,249,807,252
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 12,767,072
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,249,807,252 Number of Investments301 Portfolio Turnover76% Total Advisory Fees Paid$12,767,072
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.3%
Utilities	1.6%
Communication Services	1.6%
Materials	4.0%
Energy	5.2%
Real Estate	6.7%
Consumer Discretionary	8.7%
Information Technology	13.0%
Industrials	15.1%
Health Care	20.0%
Financials	20.4%

Material Fund Change [Text Block]
C000035061
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$9,449	$10,000	$10,000	$10,000
7/31/2017	$11,906	$11,614	$11,776	$11,766
7/31/2018	$14,703	$13,517	$14,474	$14,456
7/31/2019	$14,280	$14,470	$14,298	$14,931
7/31/2020	$14,648	$16,052	$15,156	$16,218
7/31/2021	$20,804	$22,268	$21,370	$23,448
7/31/2022	$16,965	$20,631	$16,416	$18,151
7/31/2023	$18,861	$23,240	$18,318	$19,582
7/31/2024	$21,229	$28,138	$20,662	$21,833
7/31/2025	$22,704	$32,551	$21,313	$22,513
7/31/2026	$30,352	$38,932	$27,371	$27,679

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	26.32%	6.64%	11.74%
Class A Shares without sales load	33.68%	7.85%	12.38%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 834,895,319
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 4,472,999
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$834,895,319 Number of Investments251 Portfolio Turnover92% Total Advisory Fees Paid$4,472,999
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035062
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$228	1.96%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,508	$11,614	$11,776	$11,766
7/31/2018	$15,327	$13,517	$14,474	$14,456
7/31/2019	$14,778	$14,470	$14,298	$14,931
7/31/2020	$15,047	$16,052	$15,156	$16,218
7/31/2021	$21,206	$22,268	$21,370	$23,448
7/31/2022	$17,148	$20,631	$16,416	$18,151
7/31/2023	$18,909	$23,240	$18,318	$19,582
7/31/2024	$21,106	$28,138	$20,662	$21,833
7/31/2025	$22,572	$32,551	$21,313	$22,513
7/31/2026	$30,175	$38,932	$27,371	$27,679

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	31.64%	6.95%	11.68%
Class C Shares without sales load	32.64%	6.95%	11.68%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 834,895,319
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 4,472,999
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$834,895,319 Number of Investments251 Portfolio Turnover92% Total Advisory Fees Paid$4,472,999
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035063
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,627	$11,614	$11,776	$11,766
7/31/2018	$15,639	$13,517	$14,474	$14,456
7/31/2019	$15,226	$14,470	$14,298	$14,931
7/31/2020	$15,657	$16,052	$15,156	$16,218
7/31/2021	$22,295	$22,268	$21,370	$23,448
7/31/2022	$18,217	$20,631	$16,416	$18,151
7/31/2023	$20,310	$23,240	$18,318	$19,582
7/31/2024	$22,919	$28,138	$20,662	$21,833
7/31/2025	$24,574	$32,551	$21,313	$22,513
7/31/2026	$32,937	$38,932	$27,371	$27,679

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	34.03%	8.12%	12.66%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 834,895,319
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 4,472,999
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$834,895,319 Number of Investments251 Portfolio Turnover92% Total Advisory Fees Paid$4,472,999
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000170840
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QLSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, a required broad-based index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Industrials, Financials and Materials aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in MaxLinear, Inc., Powell Industries, Inc., and BrightSpring Health Services, Inc.

Top Detractors from Performance

  Negative stock selection among companies with significant external financing required and whose stock prices were trading near highs detracted from Fund relative performance.

  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance included overweight positions in Sprouts Farmers Market, Inc. and MGP Ingredients, Inc., as well as an underweight position in SiTime Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,627	$11,614	$11,776	$11,766
7/31/2018	$15,633	$13,517	$14,474	$14,456
7/31/2019	$15,226	$14,470	$14,298	$14,931
7/31/2020	$15,664	$16,052	$15,156	$16,218
7/31/2021	$22,301	$22,268	$21,370	$23,448
7/31/2022	$18,233	$20,631	$16,416	$18,151
7/31/2023	$20,328	$23,240	$18,318	$19,582
7/31/2024	$22,940	$28,138	$20,662	$21,833
7/31/2025	$24,595	$32,551	$21,313	$22,513
7/31/2026	$32,976	$38,932	$27,371	$27,679

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	34.08%	8.14%	12.67%
Russell 3000® Index	19.60%	11.82%	14.56%
Russell 2000® Growth Index	28.42%	5.08%	10.59%
Morningstar Small Growth Funds Category Average	22.97%	3.36%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 834,895,319
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 4,472,999
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$834,895,319 Number of Investments251 Portfolio Turnover92% Total Advisory Fees Paid$4,472,999
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	0.6%
Communication Services	1.0%
Real Estate	2.2%
Materials	3.9%
Energy	4.8%
Consumer Discretionary	9.1%
Financials	10.9%
Industrials	17.2%
Information Technology	19.4%
Health Care	28.9%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Material Fund Change Strategies [Text Block]

     Effective September 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap growth investments. For purposes of this policy, small-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 2000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation